INVESTMENT PROPERTIES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in investment property [abstract]
Carrying value at beginning of period	$ 0	$ 0
Acquisition from business combination	541	0
Additions from expenditure capitalization	2	0
Disposals	(5)	0
Depreciation	(1)	0
Foreign currency translation and other	8	0
Carrying value at end of period	$ 545	$ 0